Statements of Changes in Shareholders’ Equity - BRL (R$) R$ in Thousands	Share Capital	Equity instrument granted	Capital reserve	Treasury shares	Revaluation reserve on subsidiaries	Legal reserve	Investments statutory reserve	Retention of profits	Valuation adjustments	Cumulative translation adjustments	Retained earnings	Additional dividends to the minimum mandatory dividends	Shareholders of the Company	Non-controlling interests in subsidiaries	Consolidated shareholders' equity
Beginning balance at Dec. 31, 2014	R$ 3,838,686	R$ 0	R$ 547,462	R$ (103,018)	R$ 5,848	R$ 397,177	R$ 1,439,461	R$ 1,333,066	R$ 7,149	R$ 43,192	R$ 0	R$ 188,976	R$ 7,697,999	R$ 28,596	R$ 7,726,595
Net income for the year											1,503,466		1,503,466	9,506	1,512,972
Other comprehensive income:
Fair value adjustments of financial instruments, net of income taxes									7,733				7,733	0	7,733
Actuarial gains of post-employment benefits, net of income taxes									4,071				4,071	0	4,071
Currency translation of foreign subsidiaries, including the effect of net investments hedge										23,733			23,733	0	23,733
Total comprehensive income for the year									11,804	23,733	1,503,466		1,539,003	9,506	1,548,509
Acquisition of own shares to be held in treasury			(855)	(387,863)									(388,718)	0	(388,718)
Realization of revaluation reserve of subsidiaries					(258)						258		0	0	0
Income and social contribution taxes on realization of revaluation reserve of subsidiaries											(120)		(120)	0	(120)
Transfer to investments reserve							138				(138)		0	0	0
Dividends attributable to non-controlling interests													0	(2,757)	(2,757)
Acquisition of non-controlling interests													0	(9)	(9)
Additional dividends attributable to non-controlling interests													0	(6,248)	(6,248)
Approval of additional dividends by the Shareholders’ Meeting												(188,976)	(188,976)	0	(188,976)
Allocation of net income:
Legal reserve						75,173					(75,173)		0	0	0
Interim dividends (R$ 0.80 per share of the Company)											(436,842)		(436,842)	0	(436,842)
Proposed dividends (R$ 0.80 per share of the Company)											(434,467)	157,162	(277,305)	0	(277,305)
Retention of profits							556,984				(556,984)		0	0	0
Ending balance at Dec. 31, 2015	3,838,686	0	546,607	(490,881)	5,590	472,350	1,996,583	1,333,066	18,953	66,925	0	157,162	7,945,041	29,088	7,974,129
Net income for the year											1,561,585		1,561,585	9,033	1,570,618
Other comprehensive income:
Fair value adjustments of available for sale, net of income taxes									(34,667)				(34,667)	0	(34,667)
Actuarial losses of post-employment benefits, net of income taxes									(8,273)				(8,273)	0	(8,273)
Currency translation of foreign subsidiaries, including the effect of net investments hedge										(59,406)			(59,406)	0	(59,406)
Total comprehensive income for the year									(42,940)	(59,406)	1,561,585		1,459,239	9,033	1,468,272
Sale of treasury shares			5,431	7,002									12,433	0	12,433
Realization of revaluation reserve of subsidiaries					(251)						251		0	0	0
Income and social contribution taxes on realization of revaluation reserve of subsidiaries											(42)		(42)	0	(42)
Expired dividends											9,868		9,868	0	9,868
Transfer to investments reserve							10,077				(10,077)		0	0	0
Additional dividends attributable to non-controlling interests													0	(7,186)	(7,186)
Approval of additional dividends by the Shareholders’ Meeting												(157,162)	(157,162)	0	(157,162)
Allocation of net income:
Legal reserve						78,078					(78,078)		0	0	0
Interim dividends (R$ 0.80 per share of the Company)											(434,619)		(434,619)	0	(434,619)
Proposed dividends (R$ 0.87 per share of the Company)											(472,650)	165,515	(307,135)	0	(307,135)
Retention of profits							576,238				(576,238)		0	0	0
Ending balance at Dec. 31, 2016	3,838,686	0	552,038	(483,879)	5,339	550,428	2,582,898	1,333,066	(23,987)	7,519	0	165,515	8,527,623	30,935	8,558,558
Net income for the year											1,574,306		1,574,306	(438)	1,573,868
Other comprehensive income:
Fair value adjustments of available for sale, net of income taxes									(481)				(481)	0	(481)
Actuarial losses of post-employment benefits, net of income taxes									(18,077)				(18,077)	(5,235)	(23,312)
Currency translation of foreign subsidiaries, including the effect of net investments hedge										45,542			45,542	0	45,542
Total comprehensive income for the year									(18,558)	45,542	1,574,306		1,601,290	(5,673)	1,595,617
Capital increase with reserves	1,333,066							(1,333,066)					0	0	0
Equity instrument granted		536											536	0	536
Sale of treasury shares			3,114	3,685									6,799	0	6,799
Purchase of treasury shares			(5,374)	(2,066)									(7,440)	0	(7,440)
Realization of revaluation reserve of subsidiaries					(409)						409		0	0	0
Income and social contribution taxes on realization of revaluation reserve of subsidiaries											(96)		(96)	0	(96)
Expired dividends											3,029		3,029	0	3,029
Transfer to investments reserve							3,342				(3,342)		0	0	0
Additional dividends attributable to non-controlling interests													0	(8,730)	(8,730)
Approval of additional dividends by the Shareholders’ Meeting												(165,515)	(165,515)	0	(165,515)
Noncontrolling interests added due to business combination													0	182,603	182,603
Noncontrolling interests changes – CBLSA									202,188				202,188	140,436	342,624
Allocation of net income:
Legal reserve						78,716					(78,716)		0	0	0
Interim dividends (R$ 0.85 per share of the Company)											(461,868)		(461,868)	0	(461,868)
Proposed dividends (R$ 0.90 per share of the Company)											(489,027)	163,742	(325,285)	0	(325,285)
Retention of profits							544,695				(544,695)		0	0	0
Ending balance at Dec. 31, 2017	R$ 5,171,752	R$ 536	R$ 549,778	R$ (482,260)	R$ 4,930	R$ 629,144	R$ 3,130,935	R$ 0	R$ 159,643	R$ 53,061	R$ 0	R$ 163,742	R$ 9,381,261	R$ 339,571	R$ 9,720,832